NOTE 13 - SUBSEQUENT EVENT	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
NOTE 13 - SUBSEQUENT EVENT

NOTE 11 - SUBSEQUENT EVENT

The convertible debt holder converted $109,000 worth of debentures for 20,796,434 shares of common stock during July of 2016. The Company paid the balance on the convertible notes in August after raising $350,000 through issuing units totaling 35,000,000 common shares and warrants.

NOTE 13 - SUBSEQUENT EVENT

The company received an additional $56,500 in January and February under the Convertible Debenture signed on October 30, 2015 with the face amount of $405,000.

We issued promissory notes in the amount of $140,000 during January and February of 2016.The promissory notes carry a 6% annual interest rate and are payable upon the earlier of (a) 12 months from the date of the promissory note or (b) the Company reaching a settlement(s) on a patent infringement claim(s) and receiving an aggregate of at least $2 million net proceeds from such settlement(s).

The convertible debt holder converted $125,000 worth of debentures for 11,271,666 shares of common stock during the first quarter of 2016.